RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 12: RELATED PARTY TRANSACTIONS

During the period ended June 30, 2020, the Company borrowed from Atikin, an entity managed by our then and now again our Chief Executive Officer, to pay for operating expenses. The Company formalized the arrangement on August 1, 2020 when it issued to Atikin a Junior Secured Revolving Promissory Note for a principal amount up to $200,000. Through December 31, 2020, the Company had borrowed a total $57,500 and repaid $35,000 leaving a balance of $22,500 as of December 31, 2020. This note had a maturity date of December 15, 2020, which was extended through January 15, 2021, and has been repaid as of January 11, 2021. Interest expense for the period August 1, 2020 through December 31, 2020 was $1,479, and this was repaid as of January 11, 2021.

On July 21, 2021, the Company entered into a Consulting Agreement with Atikin for a period of one year, expiring July 20, 2022. Pursuant to the Consulting Agreement, as amended in September 2021, in exchange for Atikin’s provision of consulting services with respect to mergers and acquisitions and general business and operational assistance, the Company granted Atikin 1,400,000 warrants that have a term of five years and an exercise price of $0.01, which were issued to Atikin effective upon the execution of a definitive written agreement with a cannabis company, which occurred on September 14, 2021, the effective date of the Treehouse SPA. The Company recognized a charge to the Consolidated Statement of Operations of $905,771 for the fair value of these warrants. On September 14, 2021, 700,000 of these warrants were assigned to a third party and all 1,400,000 warrants were exercised for $14,000 immediately thereafter. The Company also paid Atikin a $5,000 consulting fee monthly. The Consulting Agreement was terminated June 30, 2022.

On September 1, 2022, the Company assigned 10% working interests in a well to two related parties that are controlled by officers and directors of the Company (Sky3D and Atikin) pursuant to the vesting of various performance conditions in the employment contracts of Mr. May and Mr. Puchir.

The May Family Foundation controls 18.89% of the outstanding common stock of the Company as of September 30, 2022. Additionally, Atikin, an entity which is controlled by Jay Puchir, our Chief Executive Officer, controls 8.2% of the outstanding common stock and Richard Horgan, the former Chief Executive Officer and a former director of the Company, is a director of the Foundation. Mr. Horgan resigned following the White River transaction. Randy May, our new Executive Chairman, is the father-in-law of Mr. Horgan. In addition, Mr. May’s daughter and Mr. Horgan’s wife, Alisa Horgan, became a director and officer of the Company following the White River acquisition. Mr. May is the Chief Executive Officer of Ecoark. Each of Messrs. May, Horgan and Puchir disclaim beneficial ownership of the securities held by The May Family Foundation except to the extent of any pecuniary interest therein.

White River Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 14: RELATED PARTY TRANSACTIONS

On March 27, 2020, the Ecoark Holdings issued 1,789,041 shares of its common stock to the Company and assumed approximately $11,774,455 in debt and lease liabilities of the Company. The transaction was approved by all of the disinterested members of the Board of Ecoark Holdings. The Chairman and CEO of the Company is the Chief Financial Officer and Treasurer of Ecoark Holdings.

WHITE RIVER HOLDINGS CORP

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
MARCH 31, 2022 AND 2021